EQUITY	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	NOTE 11: EQUITY 11.1 Share details
On May 14, 2020, the Company completed an offering of common shares, without nominal value for 750 at a price of $9.27 per share. The Significant Shareholder participated in the offerings by contributing an amount of 100 for the shares.
Following the offering of common shares described above with net proceeds of 740 (net of transaction costs of 10), on May 14, 2020, the Company issued 80,906,149 fully paid up shares. The Company allocated 29 to share capital, which increased from 364 at December 31, 2019 to 393 at December 31, 2020 and the remainder of 711 to additional paid-in-capital.
Under the terms of the offerings, there is a 180-day lock-up period for the Company on issuances or sales of shares and securities exchangeable for or convertible into shares, subject to customary exceptions.
Following the approval by the extraordinary general meeting of shareholders on June 8, 2021 to cancel all the shares repurchased by the Company under its share buyback programs up to a maximum of 165 million shares, the Company decreased issued share capital on August 4, 2021 and September 22, 2021 through the cancellation of 70 million and 50 million treasury shares, respectively. Accordingly, the aggregate number of shares issued and fully paid up decreased from 1,102,809,772 to 982,809,772 and share capital decreased by 43 from 393 at December 31, 2020 to 350 at December 31, 2021.
On January 14, 2022, ArcelorMittal cancelled 45 million treasury shares to keep the number of treasury shares within appropriate levels. This cancellation took into account the shares already purchased under the 1,000 share buyback program announced on November 17, 2021 which was completed on December 28, 2021. Following these cancellations, the aggregate number of shares issued and fully paid up decreased from 982,809,772 to 937,809,772 and share capital decreased from 350 at December 31, 2021 to 334.
The Company’s shares consist of the following:

	December 31, 2019	Movement in year	December 31, 2020	Movement in year	December 31, 2021
Issued shares	1,021,903,623	80,906,149	1,102,809,772	(120,000,000)	982,809,772
Treasury shares	(9,824,202)	(12,251,157)	(22,075,359)	(49,841,211)	(71,916,570)
Total outstanding shares	1,012,079,421	68,654,992	1,080,734,413	(169,841,211)	910,893,202
The number of issued shares was 1,021,903,623 at December 31, 2019, 1,102,809,772 at December 31, 2020 and 982,809,772 at December 31, 2021.
Authorized shares
On June 13, 2020, at the extraordinary general meeting of shareholders, the shareholders approved an increase of the authorized share capital by 74. As a result, the authorized share capital increased from 411 represented by 1,151,576,921 ordinary shares without nominal value as of December 31, 2019 to 485 represented by 1,361,418,599 ordinary shares without nominal value as of December 31, 2020.
On August 4, 2021, following the cancellation of 70 million treasury shares, the authorized share capital decreased from 485 represented by 1,361,418,599 ordinary shares without nominal value to 460 represented by 1,291,418,599 ordinary shares without nominal value. On September 22, 2021, following the cancellation of 50 million treasury shares, the authorized share capital decreased further to 442 represented by 1,241,418,599 ordinary shares without nominal value.
On January 14, 2022, following the cancellation of 45 million treasury shares, the authorized share capital decreased to 426 represented by 1,196,418,599 ordinary shares without nominal value.
Share buyback
On February 15, 2019, ArcelorMittal completed a share buyback program and repurchased 4 million shares for a total value of €80 million (90) at an average price per share of €19.89 ($22.42).
On October 30, 2020, the Company completed a share buyback program in connection with the announced sale of 100% of the shares of ArcelorMittal USA. ArcelorMittal repurchased 35,636,253 shares at an average price per share of €11.92 ($14.03) for a total value of €425 million (500).
The shares acquired through the buyback program were recognized as treasury shares. On December 15, 2020, ArcelorMittal signed separate, privately negotiated exchange agreements with a limited number of holders of the MCNs for which it delivered 22,653,933 shares out of treasury shares (see note 11.2).
On March 3, 2021, ArcelorMittal completed its first share buyback program in 2021 and repurchased 27.1 million shares for a total amount of €537 million (650) at an average price per share of €19.79 ($23.97).
On June 17, 2021, ArcelorMittal completed a second share buyback program and repurchased 17.8 million shares for a total amount of €469 million (570) at an average price per share of €26.27 ($31.94).
On July 5, 2021, ArcelorMittal completed a third share buyback program and repurchased 24.5 million shares for a total amount of €630 million (750) at an average price per share of €25.77 ($30.66).
On November 16, 2021, ArcelorMittal completed a fourth share buyback program and repurchased 67.4 million shares for a total value of €1,881 million (2,200) at an average price per share of €27.91 ($32.64).
On December 28, 2021, completed a fifth share buyback program and repurchased 34.1 million shares for a total value of €886 million (1,000) at an average price per share of €25.99 ($29.34).
During 2021, the Company repurchased 62.2 million shares from the Significant Shareholder under its five share buy back programs to maintain Significant Shareholder's current level of voting rights (pursuant to the Share Repurchase Agreement signed on February 12, 2021) for €1,600 million (1,878).
On February 11, 2022, ArcelorMittal announced a new share buyback program in the amount of 1,000 under the authorization given by the annual general meeting of shareholders of June 8, 2021. The program is expected to be completed during the first half of 2022, subject to market conditions. The shares acquired under the program are intended to meet ArcelorMittal’s obligations under debt obligations exchangeable into equity securities, reduce ArcelorMittal’s share capital, and/or meet ArcelorMittal’s obligations arising from employee share programs. As of March 10, 2022, ArcelorMittal had repurchased 7.1 million shares for a total value of €193 million (214) at an average price per share of €27.14 ($30.08).
Treasury shares
ArcelorMittal held, indirectly and directly, 71.9 million and 22.1 million treasury shares as of December 31, 2021 and December 31, 2020, respectively.
11.2 Equity instruments and hybrid instruments
Mandatory convertible bonds
On December 28, 2009, the Company issued through Hera Ermac, a wholly-owned subsidiary, 750 unsecured and unsubordinated bonds mandatorily convertible into preferred shares of such subsidiary. The bonds were placed privately with a Luxembourg affiliate of Crédit Agricole (formerly Calyon) and are not listed. The Company has the option to call the mandatory convertible bonds until 10 business days before the maturity date. Hera Ermac invested the proceeds of the bonds issuance and an equity contribution by the Company in notes issued by subsidiaries of the Company linked to the values of shares of Erdemir and China Oriental. On April 20, 2011, the Company signed an agreement for an extension of the conversion date of the mandatory convertible bonds to January
31, 2013. On September 27, 2011, the Company increased the mandatory convertible bonds from 750 to 1,000. The Company has extended the conversion date for the mandatory convertible bonds from time to time with the latest extension on December 22, 2020 (resulting in the extinguishment and recognition of a new compound instrument) to January 31, 2024.
On March 29, 2019 and December 18, 2019, the Company repaid notes issued by subsidiaries which were linked to the value of the shares of Erdemir. As of December 31, 2020, the remaining notes were linked to the value of the shares of China Oriental (see note 6.1.5).
On December 22, 2020, as described above the maturity of the mandatory convertible bonds was extended from January 29, 2021 to January 31, 2024. The other main features of the mandatory convertible bonds remained unchanged. The Company determined that this transaction led to the extinguishment of the existing compound instrument and the recognition of a new compound instrument including non-controlling interests for 869 (net of cumulative tax and fees) and other liabilities for 131. The derecognition of the previous instrument and the recognition at fair value of the new instrument resulted in a 178 expense included in financing costs-net in the consolidated statement of operations and a 53 increase in non-controlling interests.
Mandatorily convertible subordinated notes
On May 18, 2020, following the offering of common shares described in note 11.1, the Company completed an offering of mandatorily convertible subordinated notes (“MCNs”) for 1,250. The MCNs have a three year maturity, were issued at 100% of the principal amount and will be mandatorily converted into common shares of the Company upon maturity unless converted earlier at the option of the holders or ArcelorMittal during the conversion period or upon occurrence of certain defined events.
In all cases, ArcelorMittal may exercise its right to convert early, taking precedent over the other options. In case of an early conversion, ArcelorMittal must deliver shares at the “Maximum Conversion Ratio.” The mandatorily convertible notes pay a coupon of 5.50% per annum, payable quarterly in arrears. The minimum conversion price of the mandatorily convertible notes is equal to $9.18, corresponding to the offering price of the shares as described above, and the maximum conversion price is 117.5% of the minimum conversion price or $10.79, subject to certain adjustments. ArcelorMittal intends to use the net proceeds from the offerings for general corporate purposes, to deleverage and to enhance liquidity, thereby building additional resilience going forward in what remains an uncertain environment.
The Significant Shareholder participated in the offerings by contributing an amount of 100 for the MCNs.
The Company determined that the MCNs are a hybrid instrument including an equity component and a debt component. The Company assessed whether there is actual economic or other business reasons that it would exercise its option to convert prior to maturity, whether the MCNs would have been priced differently if the early settlement option had not been included in the contractual terms and other factors such as the term of the instrument, the width of the range between the cap and the floor, ArcelorMittal’s share price and the volatility of the share price as important criterion in this conclusion. The early conversion right has economic substance with respect to maintaining the current credit rating if early conversion can help in preventing a rating downgrade. In this event, future savings of credit interest is expected to be more than the cost of early conversion. The debt component of 190 (net of transaction costs of 2) at issuance corresponded to the net present value of the future interest payments and is included in accrued expenses and other liabilities and other long-term obligations. The remaining amount of 1,047 (net of transaction costs of 11) was the equity instrument.
On December 15, 2020, ArcelorMittal signed separate, privately negotiated exchange agreements with a limited number of holders of MCNs exchanging 247 in aggregate principal amount of MCNs for an aggregate of 22,653,933 treasury shares at the minimum conversion ratio plus 25 paid in cash (including accrued interest on the exchanged MCNs up to, but excluding, the settlement date). The Company allocated the share consideration to the debt (30) and equity (207) components consistent with the original allocation using net present value of the future interest payments at the date of exchange. As of December 31, 2020 and following the exchange, the debt and equity components were 123 and 840 (presented separately in the statements of changes in equity), net of transaction fees respectively.
On December 23, 2021, ArcelorMittal completed separate, privately negotiated agreements with a limited number of holders of MCNs to repurchase 395 in aggregate principal amount of MCNs at the minimum conversion ratio for an aggregate cash consideration of 1,196. The Company allocated the cash consideration to the debt (30) and equity (331) components of the instrument and recognized in financing costs - net a 61 loss relating to the liability component and a 774 (589 net of tax) decrease in retained earnings relating to the equity component consistent with the original allocation using net present value of the future interest payments at the date of exchange. As of December 31, 2021 and following the early redemption, the debt and equity components were 44 and 509
(presented separately in the statements of changes in equity), net of transaction fees, respectively.
11.3 Earnings per common share
Basic earnings per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing income (loss) available to equity holders by the weighted average number of common shares plus potential common shares from share unit plans and outstanding stock options whenever the conversion results in a dilutive effect.
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019
Net income (loss) attributable to equity holders of the parent	14,956	(733)	(2,454)
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	1,105	1,140	1,013
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	—	—
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	1,108	1,140	1,013
For the purpose of calculating earnings per common share, diluted weighted average common shares outstanding excludes nil, 9 million and 7 million potential common shares from share unit plans for the year ended December 31, 2021, 2020 and 2019, respectively; and 1 million potential common shares from stock options outstanding for the year ended December 31, 2019, because such share unit plans and stock options are anti-dilutive.
11.4 Dividends
Calculations to determine the amounts available for dividends are based on ArcelorMittal’s financial statements (“ArcelorMittal
S.A.”) which are prepared in accordance with IFRS, as endorsed by the European Union. ArcelorMittal S.A. has no significant manufacturing operations of its own and generates its profit mostly from financing activities and the management fees/industrial franchise agreements with Group companies. Accordingly, it can only pay dividends or distributions to the extent it is entitled to receive cash dividend distributions from its subsidiaries’ recognized gains, profit generated by its own activities, from the sale of its assets or share premiums from the issuance of common shares. Dividends are declared in U.S. dollar and are payable in either U.S. dollar or in euros.

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2018	Annual general shareholders’ meeting on May 7, 2019	0.20	June 13, 2019	203
Dividend for financial year 2019	Annual general shareholders’ meeting on June 13, 2020	—	—	—
Dividend for financial year 2020	Annual general shareholders’ meeting on June 8, 2021	0.30	June 15, 2021	312
On June 8, 2021 at the annual general meeting of shareholders, the shareholders approved the Company’s dividend of $0.30 per share. The dividend amounted to 325 (312 net of dividends paid to subsidiaries holding treasury shares), and was paid on June 15, 2021.
In February 2022, the Board of Directors recommended an increase of the base annual dividend to $0.38 per share, from
$0.30 per share, to be paid in June 2022, subject to the approval of shareholders at the annual general meeting of shareholders in May 2022. 11.5 Non-controlling interests
11.5.1 Non-wholly owned subsidiaries that have material non-controlling interests
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2021	% of non-controlling interests and non- controlling voting rights at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021	Non-controlling interests at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020	Non-controlling interests at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019
AMSA	South Africa	30.78%	30.78%	151	160	(34)	24	(98)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	9	118	—	114	—
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	45	187	(1)	151	(5)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	127	187	33	116	28
Hera Ermac[2]	Luxembourg	—	—	—	855	—	855	—
AMMC	Canada	15.00%	15.00%	257	527	127	466	114
Arceo	Belgium	62.86%	62.86%	2	153	2	167	3
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	4	(218)	28	(222)	18
Other				14	269	—	286	3
Total				609	2,238	155	1,957	63
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).

The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2021 and 2020 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2021, 2020 and 2019.

	December 31, 2021
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	1,229	232	1,657	392	685	2,058	196	176
Non-current assets	554	107	3,043	124	976	3,038	53	158
Total assets	1,783	339	4,700	516	1,661	5,096	249	334
Current liabilities	901	124	787	149	55	640	—	1,559
Non-current liabilities	362	43	284	23	54	623	—	46
Net assets	520	172	3,629	344	1,552	3,833	249	(1,271)

	December 31, 2021
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,695	480	4,015	1,021	—	3,997	—	372
Net income (loss)	489	15	920	272	(4)	1,713	3	63
Total comprehensive income (loss)	491	17	918	273	(4)	1,796	3	63

	December 31, 2021
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	180	23	778	90	5	2,310	8	214
Net cash provided by / (used in) investing activities	(85)	(6)	(313)	(5)	8	(844)	19	(78)
Net cash provided by / (used in) financing activities	(49)	(4)	(449)	(72)	(13)	(1,375)	(5)	(135)
Impact of currency movements on cash	(16)	(6)	1	(2)	—	—	(6)	—
Cash and cash equivalents:
At the beginning of the year	173	92	31	20	—	125	73	1
At the end of the year	203	99	48	31	—	216	89	2
Dividend to non-controlling interests		(2)	(17)	(22)		(202)	(3)

	December 31, 2020
Summarized statements of financial position	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	853	214	1,050	200	694	1,566	182	153
Non-current assets	572	114	2,871	112	1,044	2,987	89	150
Total assets	1,425	328	3,921	312	1,738	4,553	271	303
Current liabilities	875	115	619	93	54	515	—	1,583
Non-current liabilities	471	48	354	9	113	633	—	55
Net assets	79	165	2,948	210	1,571	3,405	271	(1,335)

	December 31, 2020
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	1,526	324	2,348	650	—	2,746	—	361
Net income (loss)	(110)	(1)	17	75	(208)	849	4	192
Total comprehensive income (loss)	(138)	3	14	79	(208)	747	4	192

	December 31, 2020
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	30	39	697	86	(209)	922	8	223
Net cash provided by / (used in) investing activities	(13)	(5)	(212)	(12)	208	(137)	20	(19)
Net cash provided by / (used in) financing activities	77	(1)	(485)	(65)	1	(870)	(6)	(204)
Impact of currency movements on cash	19	6	(11)	(2)	—	—	5	—
Cash and cash equivalents:
At the beginning of the year	60	53	42	13	—	210	46	1
At the end of the year	173	92	31	20	—	125	73	1
Dividend to non-controlling interests				(27)		(126)	(3)

	December 31, 2019
Summarized statements of operations	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,864	366	2,420	761	—	2,655	—	257
Net income (loss)	(319)	(1)	(100)	63	144	766	5	115
Total comprehensive income (loss)	(312)	—	(141)	64	144	761	5	115

	December 31, 2019
Summarized statements of cash flows	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(35)	9	163	76	857	1,045	9	84
Net cash provided by / (used in) investing activities	(79)	(5)	(270)	(12)	(114)	(332)	17	(18)
Net cash provided by / (used in) financing activities	97	(6)	68	(62)	(743)	(683)	(7)	(65)
Impact of currency movements on cash	5	—	8	—	—	—	—	—
Cash and cash equivalents:
At the beginning of the year	72	55	73	11	—	180	27	—
At the end of the year	60	53	42	13	—	210	46	1
Dividend to non-controlling interests	—	(4)	—	(18)	—	(102)	(5)	—
11.5.2 Transactions with non-controlling interests
Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.
Transactions with non-controlling interests also include the mandatory convertible bonds (see note 11.2).
Put option liabilities
On April 1, 2018, ArcelorMittal completed the acquisition of Votorantim Siderurgia (subsequently renamed ArcelorMittal Sul Fluminense "AMSF"), Votorantim S.A.'s long steel business in Brazil pursuant to which Votorantim Siderurgia became a wholly-owned subsidiary of ArcelorMittal Brasil. The acquisition was completed through the issuance of preferred shares to Votorantim S.A. representing a 2.99% interest in ArcelorMittal Brasil. Pursuant to the shareholders' agreement, such preferred shares are subject to put and call option arrangements exercisable by Votorantim S.A. and ArcelorMittal Brasil between July 1, 2019 and December 31, 2022 and between January 1,
2023 and December 31, 2024, respectively. The Company determined that it has a present ownership interest in the preferred shares subject to the put option. Accordingly, it recognized at acquisition date a 328 financial liability at amortized cost and measured at the present value of the redemption amount based on past and future EBITDA projections adjusted by certain terms of the contract. At December 31, 2021 and December 31, 2020, the liability amounted to 252 (see note 4.8) and 235 (see note 9.2), respectively.
On June 3, 2021, following an amendment to the shareholders' agreement signed between the Company and non-controlling interests in NSI, an entity in which ArcelorMittal holds a 50% controlling stake and which holds a 64.86% interest in Sonasid in Morocco, the Company granted to such non-controlling interests a put option to buy the totality of their shares in NSI exercisable by its holders during three periods between December 5, 2022 to December 4, 2024 (or from March 5, 2023 to March 4, 2025), December 5, 2027 to December 4, 2029 and December 5, 2032 to December 4, 2034. The Company recognized a financial liability at amortized cost against equity of
119 and measured at the present value of the redemption amount.